Income Taxes - Unrecognized Tax Benefits (Details 8) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefits	$ 351	$ 228	$ 78
Settlements with tax authorities	(47)	(1)	(1)
Lapse of statute of limitations	(5)	(6)	(1)
Increases related to tax positions taken during current year	5	119	152
Increases related to tax positions from prior years	0	17	0
Foreign currency translation (decreases) to tax positions	0	(6)
Foreign currency translation increases to tax positions			1
Decreases related to tax positions from prior years	0	0	(1)
Ending unrecognized tax benefits	304	351	228
Unrecognized tax benefits that affect our effective tax rate	$ 2	53	66
Income Tax Examination, Penalties and Interest Accrued [Abstract]
Accrued interest and penalties related to uncertain tax positions		$ 16	$ 19